Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2025
Significant judgments key assumptions and estimates
Investments in associates and joint ventures

8.            Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2025 and 2024 were as follows:

	06.30.2025	06.30.2024
Beginning of year	191,823	205,533
Share capital increase and contributions (Note 32)	35	-
Sale of interest in associates and joint ventures	(3,737)	(36,522)
Share of profit	26,890	45,943
Other comprehensive (loss) / income	(478)	917
Dividends (Note 32)	(27,357)	(24,048)
Transfers to/from financial assets (ii)	349	-
Decrease of interest (iii)	(148)	-
End of the year (i)	187,377	191,823

(i)	Includes ARS (162) and ARS (22) reflecting interests in companies with negative equity as of June 30, 2025 and 2024, respectively, which are disclosed in “Provisions” (see Note 21).
(ii)	Corresponds to the shares of GCDI S.A. and Challenger Gold Limited.
(iii)	Relates to the reduction of interest due to the liquidation of Cyrsa S.A.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2025 and 2024, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2025, 2024 and 2023:

Name of the entity	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive income
06.30.2025	06.30.2024	06.30.2023	06.30.2025	06.30.2024	06.30.2025	06.30.2024	06.30.2023

New Lipstick	49.96%	49.96%	49.96%	1,472	1,506	(34)	(43)	(342)
BHSA (1)	29.12%	29.89%	29.91%	133,840	144,704	13,639	40,782	15,969
BACS	37.72%	37.72%	37.72%	11,044	10,594	450	3,307	(608)
Nuevo Puerto Santa Fe S.A.	50.00%	50.00%	50.00%	8,503	6,205	2,686	407	590
Quality (2)	-	-	50.00%	-	-	-	-	(7,169)
GCDI	-	27.39%	27.82%	-	1,793	519	(7,918)	841
La Rural S.A.	50.00%	50.00%	50.00%	21,019	14,804	11,175	10,543	3,652
Agrouranga S.A.	34.86%	34.86%	34.86%	7,337	7,418	533	2,015	(1,087)
Other associates and joint ventures	N/A	N/A	N/A	4,162	4,799	(2,556)	(2,233)	(3,403)
Total associates and joint ventures				187,377	191,823	26,412	46,860	8,443

The following is additional information about the Group's investments in associates and joint ventures:

Name of the entity	Location of business / Country of incorporation	Main activity	Common shares 1 vote	Last financial statement issued
					Share capital (nominal value)		(Loss)/ profit for the period		Shareholders' equity
New Lipstick	U.S.	Real estate	23,631,037	(*)	47	(*)	(3)	(*)	(50)
BHSA (1)	Argentina	Financing	436,780,922	(**)	1,500	(**)	46,554	(**)	447,483
BACS	Argentina	Financing	33,125,751	(**)	88	(**)	1,193	(**)	29,276
Nuevo Puerto Santa Fe S.A.	Argentina	Real estate	138,750		28		5,373		16,429
La Rural S.A.	Argentina	Organization of events	714,998	(**)	1	(**)	22,676	(**)	41,882
Agrouranga S.A.	Argentina	Agriculture	2,532,206		7		1,529		3,811

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 343.50 argentine pesos per share.

(2)	The interest held in Quality was sold on August 31, 2023.

(*)	Amounts presented in millions of US dollars.

(**)	Amounts as of June 30, 2025, prepared in accordance with IFRS regulations.

La Rural S.A.

On December 2012, the National Executive Power annulled a 1991 decree that had approved the sale of the Palermo Fairgrounds to Sociedad Rural Argentina (SRA) and revoked the purchase agreement. SRA filed a precautionary measure to suspend the execution of this annulment, which was granted and remains in force after various judicial proceedings.

IRSA has not been notified and is not a party to these judicial actions initiated by SRA. In the event that the annulment of the sale is declared unconstitutional, it would not legally impact IRSA’s acquisition in the company related to the property. However, if the nullity of the sale is declared, it could affect the assets related to the property.

The judicial process continues in the evidentiary stage, and there are currently no elements indicating that La Rural S.A. could see the usufruct it holds over the property affected. The Company will continue monitoring the progress of the process due to the legal uncertainty.

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2025
Associates
BHSA	1,766,165	1,698,791	2,989,440	10,594	464,922	29.12%	135,385	(1,545)	133,840

Joint ventures
Nuevo Puerto Santa Fe S.A.	4,562	20,101	1,350	6,883	16,430	50.00%	8,215	288	8,503
	As of June 30, 2024
Associates
BHSA	2,277,728	860,495	2,588,620	59,334	490,269	29.89%	146,541	(1,837)	144,704
GCDI	39,052	124,995	92,175	65,197	6,675	27.39%	1,828	(35)	1,793

Joint ventures
Nuevo Puerto Santa Fe S.A.	2,994	14,966	1,009	5,121	11,830	50.00%	5,915	290	6,205

	Revenues	Net income/(loss)	Total comprehensive income/(loss)	Dividends distributed to non-controlling shareholders	Cash of operating activities	Cash of investment activities	Cash of financial activities	Net increase/(decrease) in cash and cash equivalents
	As of June 30, 2025
Associates
BHSA	985,517	46,554	46,554	(71,360)	144,466	(2,662)	64,445	206,249

Joint ventures
Nuevo Puerto Santa Fe S.A.	6,295	5,373	5,373	(774)	3,027	(1,693)	(799)	535
	As of June 30, 2024
Associates
BHSA	2,446,515	136,357	136,357	402,351	342,658	(3,352)	(65,939)	273,367
GCDI	51,855	(16,870)	(11,010)	-	(1,195)	1,351	(954)	(798)

Joint ventures
Nuevo Puerto Santa Fe S.A.	5,694	815	815	(1,232)	1,203	191	(1,634)	(240)

Puerto Retiro (joint venture)

The Company owns a plot of land of 8.3 hectares, whose U.P. zoning restricts its use to port activities. It faces: (i) a request for extension of bankruptcy initiated by the National Government, and (ii) a civil action filed by Tandanor and the Ministry of Defense regarding the bidding of the Dársena Norte property.

On September 7, 2018, the Federal Criminal Oral Court (“TOFC”) No. 5 upheld the statute of limitations defense raised by Puerto Retiro; however, in the criminal case, where Puerto Retiro is not a party, the confiscation of the “Planta I” property was ordered.

During fiscal year 2019, Puerto Retiro recorded a provision equivalent to 100% of the carrying value of its investment property, subject to reversal if a favorable judgment is obtained.

On November 26, 2024, the Supreme Court of Justice of the Nation annulled the cassation judgment regarding the statute of limitations of the civil action, ordered a new ruling to be issued, and confirmed the confiscation, ordering its restitution to Tandanor.

On June 24, 2025, Chamber IV of the Federal Court of Cassation annulled the parts of TOFC No. 5 related to the statute of limitations and the destination of the confiscation and remitted the proceedings to said court for a new resolution.

It is worth noting that the civil action is directed exclusively against Puerto Retiro and not against IRSA; the facts on which the civil action in criminal jurisdiction is based occurred prior to IRSA’s acquisition of the shares of Puerto Retiro.

As of the issuance date of these financial statements, the resolution regarding the statute of limitations of the civil action and the destination of the property remains pending.

Given the procedural stage, the final outcome is uncertain.